Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net Income (loss)	$ (5,000)					$ 16,700,633		$ 22,511,785
Net income	(5,000)	$ 5,162,251	$ 8,008,646			16,700,633		22,511,785
Adjustments to reconcile net income to net cash used in operating activities:
Formation expenses paid by sponsor in exchange for Class B ordinary shares	5,000					0		0
Interest income from investments held in Trust Account	0	(9,478,547)	(8,079,826)			(37,787,325)		(9,962,942)
Change in fair value of warrant liability	0	(234,666)	(469,333)			(2,816,000)		(14,197,333)
Change in fair value of PIPE with reduction right liability	0	1,146,117	0			(544,290)		0
PIPE with reduction right expense	0					18,797,300		0
Warrant issuance transaction costs	0					0		20,182
Loss on extinguishment of debt				$ 0	$ (1,300,000)
Changes in operating assets and liabilities:
Prepaid expenses	0	80,060	82,583			423,643		(581,784)
Accounts payable and accrued expenses	0	2,762,796	162,754			3,357,495		338,004
Net cash used in operating activities	0	(561,989)	(295,176)			(1,868,544)		(1,872,088)
Cash flows from investing activities:
Principal deposited in Trust Account	0					0		(750,000,000)
Cash withdrawn from Trust Account for working capital	0	0	250,000			2,750,000		250,000
Net cash provided by investing activities	0	0	250,000			2,750,000		(749,750,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	0					0		17,600,000
Proceeds from sale of units in initial public offering	0					0		750,000,000
Payment of underwriters' discount	0					0		(15,000,000)
Payment of offering costs	0					0		(545,679)
Repayment of advances from Sponsor	0					0		(14,537)
Repayment of promissory note - related party	0					0		(300,000)
Net cash provided by financing activities	0					0		751,739,784
Net change in cash	0	(561,989)	(45,176)			881,456		117,696
Cash at beginning of period	0	999,152	117,696	72,520		117,696		0
Cash at end of period	0	437,163	72,520	999,152	117,696	999,152	$ 72,520	117,696
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting fee payable	0					0		26,250,000
Forfeiture of Class B shares for no consideration	0					0		281
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	14,537
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 453,401
Waiver of portion of deferred underwriting fee payable for no consideration		17,325,000	0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Cash flows from operating activities:
Net Income (loss)				(52,700,000)	13,400,000		(8,900,000)		$ (6,100,000)	$ (35,200,000)
Net income				(46,500,000)	20,700,000		(300,000)		11,100,000	(19,600,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization				11,100,000	13,200,000		17,900,000		18,100,000	17,200,000
Amortization of films and television programs				948,100,000	1,295,600,000		1,649,300,000		1,497,500,000	746,000,000
Other impairments							5,900,000
Content and other impairments				0	5,900,000
Amortization of debt financing costs and other non-cash interest				19,600,000	17,100,000		21,800,000		46,500,000	41,000,000
Non-cash share-based compensation				53,600,000	42,200,000		73,400,000		70,200,000	58,000,000
Other amortization				29,300,000	48,800,000		59,900,000		82,500,000	67,300,000
Loss on extinguishment of debt				0	1,300,000		1,300,000		3,400,000	0
Equity interests income (loss)				(5,700,000)	(800,000)		(500,000)		3,000,000	6,100,000
Gain on investments, net				(2,700,000)	(42,100,000)		(44,000,000)		(1,300,000)	(600,000)
Deferred income taxes				700,000	100,000		1,600,000		1,200,000	1,900,000
Changes in operating assets and liabilities:
Accounts payable and accrued expenses				(86,900,000)	(7,600,000)		57,400,000		(40,600,000)	(64,900,000)
Proceeds from the termination of interest rate swaps				0	188,700,000		188,700,000
Accounts receivable, net				58,300,000	(25,900,000)		(136,700,000)		(33,000,000)	156,900,000
Investment in films and television programs, net				(700,800,000)	(1,255,000,000)		(1,568,400,000)		(1,750,100,000)	(1,181,900,000)
Other assets				(14,600,000)	(54,700,000)		(44,900,000)		(207,000,000)	(15,200,000)
Participations and residuals				10,100,000	78,100,000		138,300,000		(73,400,000)	(53,400,000)
Content related payables				1,700,000	6,400,000		(10,700,000)		4,000,000	(9,200,000)
Deferred revenue				41,300,000	(7,800,000)		(24,500,000)		(4,800,000)	38,400,000
Due from Starz Business				91,100,000	(29,200,000)		(30,800,000)		(45,100,000)	(4,800,000)
Net cash used in operating activities				401,500,000	287,700,000		346,100,000		(435,000,000)	(232,400,000)
Cash flows from investing activities:
Purchase of eOne, net of cash acquired (see Note 2)				(331,100,000)	0
Proceeds from the sale of equity method and other investments				5,200,000	46,300,000		46,300,000		1,500,000	5,100,000
Investment in equity method investees and other				(11,300,000)	(17,500,000)		(17,500,000)		(14,000,000)	(200,000)
Distributions from equity method investees and other							1,900,000		7,200,000
Acquisition of assets (film library and related assets)									(161,400,000)
Increase in loans receivable				(3,600,000)	0				(4,300,000)
Purchases of accounts receivables held for collateral				(85,600,000)	(135,400,000)		(183,700,000)		(172,900,000)	(212,500,000)
Receipts of accounts receivables held for collateral				105,700,000	140,500,000		190,800,000		169,300,000	217,500,000
Capital expenditures				(5,100,000)	(4,500,000)		(6,500,000)		(6,100,000)	(10,200,000)
Net cash provided by investing activities				(325,800,000)	29,400,000		31,300,000		(180,700,000)	(300,000)
Cash flows from financing activities:
Debt—borrowings, net of debt issuance and redemption costs				2,270,500,000	1,238,000,000		1,523,000,000		1,494,300,000	200,000,000
Debt—repurchases and repayments				(1,926,000,000)	(1,452,100,000)		(1,745,800,000)		(1,629,500,000)	(265,000,000)
Film related obligations—borrowings				1,072,900,000	1,330,200,000		1,584,700,000		1,083,000,000	392,500,000
Film related obligations—repayments				(1,317,700,000)	(599,500,000)		(956,500,000)		(272,600,000)	(53,000,000)
Settlement of financing component of interest rate swaps				0	(134,500,000)
Financing component of interest rate swaps							(134,500,000)		(28,500,000)	(22,300,000)
Purchase of noncontrolling interest				(600,000)	0		(36,500,000)
Distributions to noncontrolling interest				(1,700,000)	(4,800,000)		(7,600,000)		(1,500,000)	(3,400,000)
Parent net investment				(127,600,000)	(620,100,000)		(621,300,000)		(119,700,000)	116,200,000
Net cash provided by financing activities				(30,200,000)	(242,800,000)		(394,500,000)		525,500,000	365,000,000
Net Change In Cash, Cash Equivalents and Restricted Cash				45,500,000	74,300,000		(17,100,000)		(90,200,000)	132,300,000
Net change in cash				500,000	(3,500,000)		(1,800,000)		(800,000)	4,200,000
Cash at beginning of period		$ 297,400,000	341,100,000	251,400,000	270,300,000	341,100,000	270,300,000		361,300,000	224,800,000
Cash at end of period			$ 251,400,000	$ 297,400,000	$ 341,100,000	$ 297,400,000	$ 251,400,000	$ 341,100,000	$ 270,300,000	$ 361,300,000